Note 11 – Long-term Debt (Details Narrative) - Mortgage Loan [Member] - USD ($)	Jul. 11, 2025	Sep. 30, 2025
Short-Term Debt [Line Items]
[custom:DebtInstrumentInterestRateSpreadOnVariableRate-0]	3.00%
[custom:DebtInstrumentInterestPaymentFrequency]	The Mortgage Loan has interest payments due in monthly installments
Debt Instrument, Maturity Date	Jun. 01, 2026
Long-Term Debt, Current Maturities		$ 73,625,000
Interest Payable, Current		$ 0
Debt Instrument, Interest Rate, Effective Percentage		7.34%